REDEEMABLE NONCONTROLLING INTEREST - Additional Information (Details)	1 Months Ended		6 Months Ended			12 Months Ended
	Jan. 31, 2014 USD ($) shares	Jan. 31, 2014 CNY (¥) shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Redeemable Noncontrolling Interest
Common shares purchased by Oriental Pearl, value | ¥				¥ 56,651,898	¥ 1,761,473		¥ 36,072,921	¥ 9,300,578	¥ 22,418,125
Ordinary shares
Redeemable Noncontrolling Interest
Common shares purchased by Oriental Pearl, shares			34,110,000	34,110,000	3,744,882	15,444,882	15,444,882	46,771,429	14,300,000
Common shares purchased by Oriental Pearl, value | ¥				¥ 2,416,878	¥ 257,364		¥ 1,041,557	¥ 3,173,806	¥ 971,727
Conversion ratio basis			The initial conversion ratio is 1:1, subject to adjustment in the event of (i) share splits, share combinations, share dividends or distribution, other dividends, recapitalizations and similar events, or (ii) issuance of common shares at a price per share less than the conversion price in effect on the date of or immediately prior to such issuance. In that case, the conversion price shall be reduced concurrently to the subscription price of such issuance.	The initial conversion ratio is 1:1, subject to adjustment in the event of (i) share splits, share combinations, share dividends or distribution, other dividends, recapitalizations and similar events, or (ii) issuance of common shares at a price per share less than the conversion price in effect on the date of or immediately prior to such issuance. In that case, the conversion price shall be reduced concurrently to the subscription price of such issuance.		The initial conversion ratio is 1:1, subject to adjustment in the event of (i) share splits, share combinations, share dividends or distribution, other dividends, recapitalizations and similar events, or (ii) issuance of common shares at a price per share less than the conversion price in effect on the date of or immediately prior to such issuance. In that case, the conversion price shall be reduced concurrently to the subscription price of such issuance.	The initial conversion ratio is 1:1, subject to adjustment in the event of (i) share splits, share combinations, share dividends or distribution, other dividends, recapitalizations and similar events, or (ii) issuance of common shares at a price per share less than the conversion price in effect on the date of or immediately prior to such issuance. In that case, the conversion price shall be reduced concurrently to the subscription price of such issuance.
Series B Redeemable Convertible Preferred Shares
Redeemable Noncontrolling Interest
Dividends rate per share | $ / shares			$ 0.038237			$ 0.038237
Preferred stock redemption term			At any time on or after April 1, 2017, if requested by at least 50% of the holders of SBPS then outstanding, Red 5 shall redeem all of the outstanding SBPS at a redemption price equal to 200% of the issuance price in three equal annual installments. The full amount of the redemption price due but not paid shall accrue interest daily at a rate of 10% per annum from the issuance date of SBPS	At any time on or after April 1, 2017, if requested by at least 50% of the holders of SBPS then outstanding, Red 5 shall redeem all of the outstanding SBPS at a redemption price equal to 200% of the issuance price in three equal annual installments. The full amount of the redemption price due but not paid shall accrue interest daily at a rate of 10% per annum from the issuance date of SBPS		At any time on or after April 1, 2017, if requested by at least 50% of the holders of SBPS then outstanding, Red 5 shall redeem all of the outstanding SBPS at a redemption price equal to 200% of the issuance price in three equal annual installments. The full amount of the redemption price due but not paid shall accrue interest daily at a rate of 10% per annum from the issuance date of SBPS	At any time on or after April 1, 2017, if requested by at least 50% of the holders of SBPS then outstanding, Red 5 shall redeem all of the outstanding SBPS at a redemption price equal to 200% of the issuance price in three equal annual installments. The full amount of the redemption price due but not paid shall accrue interest daily at a rate of 10% per annum from the issuance date of SBPS
Liquidation description of preferred stock			The holders of SBPS have preference over holders of common shares with respect to distribution of assets upon voluntary or involuntary liquidation of Red 5. The holders of SBPS shall be entitled to receive 100% of the original issue price ("preferred liquidation"). The holders of SBPS are also entitled to distribution of remaining assets from preferred liquidation, along with other shareholders, while the total distribution entitled to the holders of SBPS should not exceed 200% of the original issue price.	The holders of SBPS have preference over holders of common shares with respect to distribution of assets upon voluntary or involuntary liquidation of Red 5. The holders of SBPS shall be entitled to receive 100% of the original issue price ("preferred liquidation"). The holders of SBPS are also entitled to distribution of remaining assets from preferred liquidation, along with other shareholders, while the total distribution entitled to the holders of SBPS should not exceed 200% of the original issue price.		The holders of SBPS have preference over holders of common shares with respect to distribution of assets upon voluntary or involuntary liquidation of Red 5. The holders of SBPS shall be entitled to receive 100% of the original issue price ("preferred liquidation"). The holders of SBPS are also entitled to distribution of remaining assets from preferred liquidation, along with other shareholders, while the total distribution entitled to the holders of SBPS should not exceed 200% of the original issue price.	The holders of SBPS have preference over holders of common shares with respect to distribution of assets upon voluntary or involuntary liquidation of Red 5. The holders of SBPS shall be entitled to receive 100% of the original issue price ("preferred liquidation"). The holders of SBPS are also entitled to distribution of remaining assets from preferred liquidation, along with other shareholders, while the total distribution entitled to the holders of SBPS should not exceed 200% of the original issue price.
Series B Redeemable Convertible Preferred Shares | Minimum
Redeemable Noncontrolling Interest
Original issue price, percentage			100.00%	100.00%		100.00%	100.00%
Series B Redeemable Convertible Preferred Shares | Maximum
Redeemable Noncontrolling Interest
Original issue price, percentage			200.00%	200.00%		200.00%	200.00%
Red 5 Studios, Inc. ("Red 5")
Redeemable Noncontrolling Interest
Difference between fair value and purchase price	$ 18,900,000	¥ 131,300,000
Recognized compensation paid	$ 1,900,000	¥ 13,000,000
Red 5 Studios, Inc. ("Red 5") | Ordinary shares
Redeemable Noncontrolling Interest
Common shares purchased by Oriental Pearl, shares	5,948,488	5,948,488
Common shares purchased by Oriental Pearl, value	$ 3,700,000	¥ 25,600,000
Red 5 Studios, Inc. ("Red 5") | Minimum
Redeemable Noncontrolling Interest
Gross proceeds from public offering | $			$ 30,000,000			$ 30,000,000
Red 5 Studios, Inc. ("Red 5") | Series B Redeemable Convertible Preferred Shares
Redeemable Noncontrolling Interest
Redeemable convertible preferred shares issued, shares	27,438,952	27,438,952
Redeemable convertible preferred shares issued, value	$ 17,000,000	¥ 118,300,000